ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Payables and Accruals [Abstract]
Gain on settlement of accounts payable	$ 1,228,805	$ 1,228,805	$ 1,228,805	$ 70,757